UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/06
						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2006

                          A TAX-FREE INCOME INVESTMENT

              [LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND TREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND TREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          "TAX-FREE IN BLACK AND WHITE"

                                                                  February, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Fund contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Narragansett Insured Tax-Free Income Fund, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical TAXABLE bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free municipal bond fund would have ended up with more after-tax income even though the fund's yield was lower.

                                  [BAR CHART]

                                        Federal Income     Interest Income
                                           Taxes            After Taxes

Tax-Free Municipal Bond                                         $400
Fund Yielding 4%                                          (Assumes no taxes)

Taxable Bond Fund Yielding 5.5%           $181.50             $368.50
                                       Tax Rate 33%

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)

                      NOT A PART OF THE SEMI-ANNUAL REPORT

In its simplest terms,

--------------------------------------------------------------------------------
Yield of tax-free municipal bond fund
-------------------------------------       =      Your taxable-equivalent yield
1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
     4
-----------                                 =      5.97%
1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

      EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                                    4.00%              5.97%
                                                TAX-FREE BOND      TAXABLE BOND

Cash investment                                   $ 10,000           $ 10,000
Interest                                          $    400           $    597
33% Federal income tax                            $      0           $ 197.01
Net return                                        $    400           $ 399.99
Yield on investment after federal taxes                4.0%               4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Narragansett Insured Tax-Free Income Fund, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder and Chairman Emeritus

For certain investors, some dividends of your Fund may be subject to Federal and State taxes. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (43.8%)                                    OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Coventry, Rhode Island
$    550,000     5.000%, 11/01/16 AMBAC Insured ..............................       Aaa+/AAA+++           $    584,155
     550,000     5.000%, 11/01/17 AMBAC Insured ..............................       Aaa+/AAA+++                580,663
                 Cranston, Rhode Island
     500,000     5.450%, 11/15/11 FGIC Insured ...............................       Aaa+/AAA++                 529,310
   1,000,000     4.250%, 04/01/18 MBIA Insured ...............................       Aaa+/AAA++               1,020,660
   1,000,000     4.250%, 04/01/19 MBIA Insured ...............................       Aaa+/AAA++               1,018,330
   1,000,000     4.300%, 04/01/20 MBIA Insured ...............................       Aaa+/AAA++               1,019,830
                 Cumberland, Rhode Island
     250,000     4.000%, 02/01/14 FGIC Insured ...............................       Aaa+/AAA++                 253,363
     250,000     4.000%, 02/01/15 FGIC Insured ...............................       Aaa+/AAA++                 253,090
     500,000     5.000%, 08/01/15 MBIA Insured ...............................       Aaa+/AAA++                 519,985
     250,000     4.000%, 02/01/16 FGIC Insured ...............................       Aaa+/AAA++                 252,548
     250,000     4.100%, 02/01/17 FGIC Insured ...............................       Aaa+/AAA++                 253,215
     250,000     4.150%, 02/01/18 FGIC Insured ...............................       Aaa+/AAA++                 253,480
   1,255,000     5.000%, 10/01/18 MBIA Insured ...............................       Aaa+/AAA++               1,319,156
   1,040,000     5.200%, 10/01/21 MBIA Insured ...............................       Aaa+/AAA++               1,112,821
                 New Shoreham, Rhode Island
     245,000     4.000%, 11/15/15 AMBAC Insured ..............................       Aaa+/AAA++                 247,803
     255,000     4.250%, 11/15/16 AMBAC Insured ..............................       Aaa+/AAA++                 260,837
     270,000     4.250%, 11/15/17 AMBAC Insured ..............................       Aaa+/AAA++                 275,467
     910,000     4.800%, 04/15/18 AMBAC Insured ..............................       Aaa+/AAA++                 949,139
     285,000     4.500%, 11/15/18 AMBAC Insured ..............................       Aaa+/AAA++                 294,026
   1,105,000     5.000%, 04/15/22 AMBAC Insured ..............................       Aaa+/AAA++               1,168,924
                 Newport, Rhode Island
   1,000,000     4.500%, 11/01/15 AMBAC Insured ..............................       Aaa+/AAA+++              1,039,780
   1,000,000     4.750%, 11/01/18 AMBAC Insured ..............................       Aaa+/AAA+++              1,044,860
     800,000     5.000%, 11/01/20 AMBAC Insured ..............................       Aaa+/AAA+++                845,320
                 North Kingstown, Rhode Island
     500,000     3.750%, 10/01/12 FGIC Insured ...............................       Aaa+/AAA++                 502,035
                 North Providence, Rhode Island
     400,000     5.700%, 07/01/08 MBIA Insured ...............................       Aaa+/AAA++                 412,016
     500,000     3.500%, 10/15/13 FSA Insured ................................       Aaa+/AAA++                 494,030
     500,000     4.700%, 09/15/14 FSA Insured ................................       Aaa+/AAA++                 520,260
     500,000     3.650%, 10/15/14 FSA Insured ................................       Aaa+/AAA++                 496,630
     500,000     3.750%, 10/15/15 FSA Insured ................................       Aaa+/AAA++                 497,755

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Pawtucket, Rhode Island
$    600,000     4.300%, 09/15/09 AMBAC Insured ..............................       Aaa+/AAA+++           $    610,212
     250,000     4.400%, 09/15/10 AMBAC Insured ..............................       Aaa+/AAA+++                256,505
     910,000     4.000%, 04/15/14 AMBAC Insured ..............................       Aaa+/AAA+++                920,765
                 Providence, Rhode Island
     700,000     5.500%, 01/15/11 FSA Insured ................................       Aaa+/AAA++                 708,008
   1,000,000     3.600%, 07/15/13 Series A FSA Insured .......................       Aaa+/AAA++                 994,240
   1,000,000     5.000%, 01/15/16 FGIC Insured ...............................       Aaa+/AAA++               1,059,580
   1,000,000     5.000%, 01/15/17 FGIC Insured ...............................       Aaa+/AAA++               1,059,580
   1,000,000     5.000%, 01/15/18 FGIC Insured ...............................       Aaa+/AAA++               1,059,580
                 Rhode Island Consolidated Capital
                    Development Loan
   1,000,000     5.125%, 07/15/11 FGIC Insured ...............................       Aaa+/AAA++               1,031,360
   1,135,000     5.000%, 08/01/11 MBIA Insured ...............................       Aaa+/AAA++               1,155,373
   1,000,000     5.000%, 09/01/14 Series A FGIC Insured ......................       Aaa+/AAA++               1,032,210
   1,500,000     5.000%, 09/01/15 FGIC Insured ...............................       Aaa+/AAA++               1,548,315
   1,500,000     4.750%, 09/01/17 Series A FGIC Insured ......................       Aaa+/AAA++               1,542,330
                 South Kingstown, Rhode Island
     500,000     5.500%, 06/15/12 FGIC Insured ...............................       Aaa+/AAA+++                534,615
     500,000     3.400%, 06/15/12 AMBAC Insured ..............................       Aaa+/AAA+++                490,720
                 State of Rhode Island
   1,000,000     5.250%, 11/01/11 Series C MBIA Insured ......................       Aaa+/AAA++               1,069,690
   2,000,000     5.000%, 08/01/12 Series B MBIA Insured ......................       Aaa+/AAA++               2,132,960
   1,000,000     5.000%, 06/01/14 Series B FGIC Insured ......................       Aaa+/AAA++               1,052,820
   4,000,000     5.000%, 08/01/14 FGIC Insured ...............................       Aaa+/AAA++               4,218,640
   2,000,000     5.000%, 08/01/15 Series B FGIC Insured ......................       Aaa+/AAA++               2,103,300
   2,000,000     4.500%, 02/01/17 MBIA Insured ...............................       Aaa+/AAA++               2,073,520
   2,000,000     5.250%, 11/01/17 FGIC Insured ...............................       Aaa+/AAA++               2,167,540
   2,500,000     5.000%, 09/01/18 MBIA Insured ...............................       Aaa+/AAA++               2,651,125
   2,000,000     5.000%, 09/01/19 MBIA Insured ...............................       Aaa+/AAA++               2,118,880
   1,500,000     5.000%, 09/01/20 MBIA Insured ...............................       Aaa+/AAA++               1,586,520
                 Warwick, Rhode Island
     665,000     4.250%, 07/15/14 AMBAC Insured ..............................       Aaa+/AAA++                 681,459
     195,000     5.600%, 08/01/14 FSA Insured ................................       Aaa+/AAA++                 199,083

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Warwick, Rhode Island (continued)
$    700,000     4.375%, 07/15/15 AMBAC Insured ..............................       Aaa+/AAA++            $    720,601
     770,000     4.600%, 07/15/17 AMBAC Insured ..............................       Aaa+/AAA++                 798,120
   1,000,000     5.000%, 03/01/18 FGIC Insured ...............................       Aaa+/AAA++               1,032,570
     905,000     4.250%, 01/15/18 XLCA Insured ...............................       Aaa+/AAA++                 926,829
     810,000     4.700%, 07/15/18 AMBAC Insured ..............................       Aaa+/AAA++                 841,541
   1,000,000     5.000%, 01/15/19 FGIC Insured ...............................       Aaa+/AAA++               1,058,030
     855,000     4.750%, 07/15/19 AMBAC Insured ..............................       Aaa+/AAA++                 886,951
     500,000     5.000%, 01/15/20 FGIC Insured ...............................       Aaa+/AAA++                 528,440
                 West Warwick, Rhode Island
     500,000     4.875%, 03/01/16 AMBAC Insured ..............................       Aaa+/AAA+++                524,700
     670,000     5.000%, 03/01/17 AMBAC Insured ..............................       Aaa+/AAA+++                708,592
     700,000     5.050%, 03/01/18 AMBAC Insured ..............................       Aaa+/AAA+++                744,310
     735,000     5.100%, 03/01/19 AMBAC Insured ..............................       Aaa+/AAA+++                782,172
                 Westerly, Rhode Island
     900,000     4.000%, 07/01/17 MBIA Insured ...............................       Aaa+/AAA++                 914,229
     900,000     4.000%, 07/01/18 MBIA Insured ...............................       Aaa+/AAA++                 912,078
                 Woonsocket, Rhode Island
     655,000     4.450%, 12/15/12 FGIC Insured ...............................       Aaa+/AAA+++                672,390
     685,000     4.550%, 12/15/13 FGIC Insured ...............................       Aaa+/AAA+++                705,680
                                                                                                           ------------
                    Total General Obligation Bonds ...........................                               66,835,651
                                                                                                           ------------

                 REVENUE BONDS (55.3%)

                 DEVELOPMENT REVENUE BONDS (9.8%)
                 Providence Rhode Island Redevelopment
                    Agency Revenue Refunding Public Safety
                    Building Project
   1,925,000     5.200%, 04/01/11 AMBAC Insured (pre-refunded) ...............       Aaa+/AAA+++              2,028,218
                 Rhode Island Convention Center Authority
                    Revenue Refunding
     925,000     5.000%, 05/15/10 Series 1993 B MBIA Insured .................       Aaa+/AAA++                 964,451
                 Rhode Island Public Building Authority State
                    Public Projects
   1,000,000     5.250%, 02/01/09 Series 1998 A AMBAC Insured ................       Aaa+/AAA++               1,026,840

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Rhode Island State Economic Development Corp.,
                    Airport Revenue
$  1,000,000     5.000%, 07/01/18 Series B FSA Insured .......................       Aaa+/AAA++            $  1,026,840
                 Rhode Island State Economic Development Corp.,
                    Airport Revenue Refunding
   1,670,000     5.000%, 07/01/13 Series C MBIA Insured ......................       Aaa+/AAA++               1,783,343
                 Rhode Island State Economic Development Corp.,
                    Motor Fuel Tax Revenue (Rhode Island
                    Department of Transportation)
   2,000,000     3.875%, 06/15/14 Series A AMBAC Insured .....................       Aaa+/AAA++               2,014,160
   1,000,000     4.000%, 06/15/15 Series A AMBAC Insured .....................       Aaa+/AAA++               1,012,470
   1,000,000     4.000%, 06/15/18 Series 2006A AMBAC Insured .................       Aaa+/AAA++               1,005,460
                 Rhode Island State Economic Development
                    Corp., Rhode Island Airport Corp. Intermodal
                    Facility Project
   1,000,000     4.250%, 07/01/17 CIFG Assurance North
                    America, Inc. Insured ....................................       Aaa+/AAA++               1,012,480
                 Rhode Island State Economic Development
                    Corp., University of Rhode Island
     750,000     4.800%, 11/01/11 Series 1999 FSA Insured ....................         Aaa+/NR                  775,890
     750,000     4.900%, 11/01/12 Series 1999 FSA Insured ....................         Aaa+/NR                  779,423
     750,000     4.900%, 11/01/13 Series 1999 FSA Insured ....................         Aaa+/NR                  780,248
     750,000     5.000%, 11/01/14 Series 1999 FSA Insured ....................         Aaa+/NR                  784,710
                                                                                                           ------------
                    Total Development Revenue Bonds ..........................                               14,994,533
                                                                                                           ------------

                 HIGHER EDUCATION REVENUE BONDS (29.8%)
                 Providence, Rhode Island Public Building
                    Authority, School Projects
     500,000     5.500%, 12/15/14 Series 1996 B MBIA Insured .................       Aaa+/AAA++                 510,610
     500,000     5.500%, 12/15/15 Series 1996 B MBIA Insured .................       Aaa+/AAA++                 510,610
   1,000,000     5.250%, 12/15/14 Series 1998 FSA Insured ....................       Aaa+/AAA++               1,048,430
     500,000     5.000%, 12/15/09 Series 1999 A AMBAC Insured ................       Aaa+/AAA++                 518,975
   1,395,000     4.000%, 12/15/12 Series 2003 A MBIA Insured .................       Aaa+/AAA++               1,419,371
   1,450,000     4.000%, 12/15/13 Series 2003 A MBIA Insured .................       Aaa+/AAA++               1,471,460

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Providence, Rhode Island Public Building
                    Authority, School Projects (continued)
$  1,505,000     4.000%, 12/15/14 Series 2003 A MBIA Insured .................       Aaa+/AAA++            $  1,524,866
   1,570,000     4.000%, 12/15/15 Series 2003 A MBIA Insured .................       Aaa+/AAA++               1,588,212
   1,630,000     4.000%, 12/15/16 Series 2003 A MBIA Insured .................       Aaa+/AAA++               1,645,452
                 Providence, Rhode Island Public Building School
                    & Public Facilities Project
   1,500,000     5.250%, 12/15/17 AMBAC Insured ..............................       Aaa+/AAA++               1,589,085
   1,000,000     5.250%, 12/15/19 AMBAC Insured ..............................       Aaa+/AAA++               1,057,950
                 Rhode Island Health & Education Building Corp.,
                    Brown University
   2,000,000     5.250%, 09/01/17 Series 1993 MBIA Insured ...................       Aaa+/AAA++               2,126,160
   1,000,000     5.000%, 09/01/23 Series 1993 MBIA Insured ...................       Aaa+/AAA++               1,017,110
                 Rhode Island Health & Education Building Corp.,
                    Bryant College
   1,000,000     5.125%, 06/01/19 AMBAC Insured ..............................       Aaa+/AAA++               1,062,680
     230,000     5.000%, 12/01/21 AMBAC Insured ..............................       Aaa+/AAA++                 241,824
                 Rhode Island Health & Education Building Corp.,
                    Higher Educational Facilities
   1,010,000     3.625%, 09/15/14 Series 2003 B MBIA Insured .................       Aaa+/AAA++                 994,941
   1,050,000     4.000%, 09/15/15 Series 2003 B MBIA Insured .................       Aaa+/AAA++               1,057,318
   1,040,000     4.000%, 09/15/16 Series 2003 B MBIA Insured .................       Aaa+/AAA++               1,044,815
     600,000     3.625%, 09/15/14 Series 2003 C MBIA Insured .................       Aaa+/AAA++                 591,054
     500,000     4.000%, 09/15/15 Series 2003 C MBIA Insured .................       Aaa+/AAA++                 503,485
     500,000     4.000%, 09/15/16 Series 2003 C MBIA Insured .................       Aaa+/AAA++                 502,315
                 Rhode Island Health & Education Building Corp.,
                    Johnson & Wales University
     465,000     5.500%, 04/01/15 Series 1999 A MBIA Insured .................       Aaa+/AAA++                 521,856
     900,000     5.500%, 04/01/16 Series 1999 A MBIA Insured .................       Aaa+/AAA++               1,018,242
     785,000     5.500%, 04/01/17 Series 1999 A MBIA Insured .................       Aaa+/AAA++                 893,722
   1,360,000     4.000%, 04/01/12 Series 2003 XLCA Insured ...................       Aaa+/AAA++               1,377,925
   3,210,000     4.000%, 04/01/13 Series 2003 XLCA Insured ...................       Aaa+/AAA++               3,254,137
   2,000,000     4.000%, 04/01/14 Series 2003 XLCA Insured ...................       Aaa+/AAA++               2,021,940

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 Rhode Island Health & Education Building Corp.,
                    Rhode Island School of Design
$    505,000     4.700%, 06/01/18 Series 2001 MBIA Insured ...................       Aaa+/AAA++            $    527,407
     280,000     4.750%, 06/01/19 Series 2001 MBIA Insured ...................       Aaa+/AAA++                 292,726
                 Rhode Island Health & Education Building Corp.,
                    Roger Williams University
     500,000     5.125%, 11/15/11 AMBAC Insured ..............................       Aaa+/AAA++                 522,590
   1,000,000     5.125%, 11/15/14 Series 1996 S AMBAC Insured ................       Aaa+/AAA++               1,044,810
   1,000,000     5.000%, 11/15/18 Series 1996 S AMBAC Insured ................       Aaa+/AAA++               1,040,000
                 Rhode Island Health & Educational Building
                    Corp., University of Rhode Island
   1,200,000     4.000%, 09/15/11 Series 2005 G AMBAC Insured ................       Aaa+/AAA++               1,217,412
   1,200,000     4.125%, 09/15/12 Series 2005 G AMBAC Insured ................       Aaa+/AAA++               1,227,792
   1,200,000     4.125%, 09/15/13 Series 2005 G AMBAC Insured ................       Aaa+/AAA++               1,229,952
                 Rhode Island Health & Education Facilities
                    Authority, Providence College
   1,000,000     4.250%, 11/01/14 XLCA Insured ...............................       Aaa+/AAA++               1,026,780
   2,500,000     4.375%, 11/01/15 XLCA Insured ...............................       Aaa+/AAA++               2,565,925
   2,500,000     4.500%, 11/01/16 XLCA Insured ...............................       Aaa+/AAA++               2,593,550
   1,000,000     4.500%, 11/01/17 XLCA Insured ...............................       Aaa+/AAA++               1,031,970
                                                                                                           ------------
                    Total Higher Education Revenue Bonds .....................                               45,435,459
                                                                                                           ------------

                 HOUSING REVENUE BONDS (0.7%)
                 Rhode Island Housing & Meeting Finance Corp.,
                    Homeowner Opportunity
   1,000,000     3.750%, 10/01/13 Series 50-A MBIA Insured ...................      Aaa++/AAA+++              1,005,290

                 POLLUTION CONTROL REVENUE BONDS (4.4%)
                 Rhode Island Clean Water Finance Agency, Water
                    Pollution Control Bonds
   1,800,000     5.000%, 10/01/18 Series 2002 B MBIA Insured .................       Aaa+/AAA++               1,899,918
   4,765,000     4.375%, 10/01/21 Series 2002 B MBIA Insured .................       Aaa+/AAA++               4,848,245
                                                                                                           ------------
                    Total Pollution Control Revenue Bonds ....................                                6,748,163
                                                                                                           ------------

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 WATER AND SEWER REVENUE BONDS (8.9%)
                 Bristol County, Rhode Island Water Authority
$    750,000     5.250%, 07/01/17 Series 1997 A MBIA Insured .................       Aaa+/AAA++            $    763,013
   1,000,000     3.500%, 12/01/13 Series 2004 Refunding A
                    MBIA Insured .............................................       Aaa+/AAA++                 987,880
   1,000,000     3.500%, 12/01/14 Series 2004 Refunding A
                    MBIA Insured .............................................       Aaa+/AAA++                 984,350
                 Kent County, Rhode Island Water Authority
     500,000     4.000%, 07/15/12 Series 2002 A MBIA Insured .................       Aaa+/AAA++                 508,185
   1,055,000     4.150%, 07/15/14 Series 2002 A MBIA Insured .................       Aaa+/AAA++               1,075,889
                 Rhode Island Clean Water Protection
                    Finance Agency
     300,000     5.400%, 10/01/09 1993 Ser. 1993 A
                    MBIA Insured .............................................       Aaa+/AAA++                 313,722
     500,000     4.500%, 10/01/11 1993 Ser. 1993 B
                    AMBAC Insured ............................................       Aaa+/AAA++                 508,745
   1,000,000     5.125%, 10/01/11 Ser. 1999 C MBIA Insured ...................       Aaa+/AAA++               1,038,090
     500,000     4.600%, 10/01/13 Ser. A AMBAC Insured .......................       Aaa+/AAA++                 511,340
     500,000     4.750%, 10/01/14 Ser. A AMBAC Insured .......................       Aaa+/AAA++                 514,200
   1,250,000     5.400%, 10/01/15 Ser. A MBIA Insured ........................       Aaa+/AAA++               1,360,375
   2,000,000     4.750%, 10/01/18 Ser. A AMBAC Insured .......................       Aaa+/AAA++               2,052,060
     500,000     4.750%, 10/01/20 Ser. A AMBAC Insured .......................       Aaa+/AAA++                 510,660
                 Rhode Island Water Resources Board Public
                    Drinking Water Protection
   1,500,000     4.000%, 03/01/14 MBIA Insured ...............................       Aaa+/AAA++               1,517,385
   1,000,000     4.250%, 03/01/15 MBIA Insured ...............................       Aaa+/AAA++               1,024,630
                                                                                                           ------------
                    Total Water and Sewer Revenue Bonds ......................                               13,670,524
                                                                                                           ------------

                 OTHER REVENUE BONDS (1.7%)
                 State of Rhode Island Certificates of Participation,
                    Howard Center Improvements
     400,000     5.250%, 10/01/10 MBIA Insured ...............................       Aaa+/AAA++                 408,720
     200,000     5.375%, 10/01/16 MBIA Insured ...............................       Aaa+/AAA++                 204,436

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------            ------------
                 State of Rhode Island Depositors Economic
                    Protection Corp.
$    300,000     5.800%, 08/01/09 Series 1993 B MBIA Insured .................       Aaa+/AAA++            $    316,008
     500,000     6.000%, 08/01/17 Series 1992 B MBIA Insured .................       Aaa+/AAA++                 549,400
   1,045,000     5.250%, 08/01/21 Series 1993 B MBIA Insured
                    ETM (pre-refunded) .......................................       Aaa+/AAA++               1,108,557
                                                                                                           ------------
                    Total Other Revenue Bonds ................................                                2,587,121
                                                                                                           ------------
                       Total Revenue Bonds ...................................                               84,441,090
                                                                                                           ------------

                 Total Investments (cost $147,349,188 - note 4) ..............            99.1%             151,276,741
                 Other assets less liabilities ...............................             0.9                1,387,150
                                                                                         -----             ------------
                 Net Assets ..................................................           100.0%            $152,663,891
                                                                                         =====             ============

                 Rating Services:
                 +    Moody's Investors Service
                 ++   Standard & Poor's
                 +++  Fitch
                 NR - Not rated by two of the three ratings services

                                                                                      PERCENT OF
                 PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                 PORTFOLIO
                 -------------------------------------------------------------        ---------
                 Aaa of Moody's or AAA of S&P or Fitch .......................           100%

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

                 AMBAC - American Municipal Bond Assurance Corp.
                 ETM  - Escrowed to Maturity
                 CIFG - CDC IXIS Financial Guaranty
                 FGIC - Financial Guaranty Insurance Co.
                 FSA - Financial Security Assurance
                 MBIA - Municipal Bond Investors Assurance
                 XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006 (UNAUDITED)

ASSETS
    Investments at value (cost $147,349,188) ..............................................................          $ 151,276,741
    Interest receivable ...................................................................................              1,831,076
    Receivable for Fund shares sold .......................................................................                109,867
    Other assets ..........................................................................................                 11,810
                                                                                                                     -------------
    Total assets ..........................................................................................            153,229,494
                                                                                                                     -------------
LIABILITIES
    Cash overdraft ........................................................................................                175,028
    Dividends payable .....................................................................................                183,910
    Payable for Fund shares redeemed ......................................................................                 72,933
    Distribution and service fees payable .................................................................                 52,208
    Management fee payable ................................................................................                 19,503
    Accrued expenses ......................................................................................                 62,021
                                                                                                                     -------------
    Total liabilities .....................................................................................                565,603
                                                                                                                     -------------
NET ASSETS ................................................................................................          $ 152,663,891
                                                                                                                     =============
    Net Assets consist of:
    Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ...............................          $     144,769
    Additional paid-in capital ............................................................................            149,642,915
    Net unrealized appreciation on investments (note 4) ...................................................              3,927,553
    Accumulated net realized loss on investments ..........................................................               (859,705)
    Distributions in excess of net investment income ......................................................               (191,641)
                                                                                                                     -------------
                                                                                                                     $ 152,663,891
                                                                                                                     =============
CLASS A
    Net Assets ............................................................................................          $ 102,989,519
                                                                                                                     =============
    Capital shares outstanding ............................................................................              9,766,280
                                                                                                                     =============
    Net asset value and redemption price per share ........................................................          $       10.55
                                                                                                                     =============
    Offering price per share (100/96 of $10.55 adjusted to nearest cent) ..................................          $       10.99
                                                                                                                     =============
CLASS C
    Net Assets ............................................................................................          $  15,457,649
                                                                                                                     =============
    Capital shares outstanding ............................................................................              1,466,045
                                                                                                                     =============
    Net asset value and offering price per share ..........................................................          $       10.54
                                                                                                                     =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) .........................................................          $       10.54*
                                                                                                                     =============
CLASS I
    Net Assets ............................................................................................          $     817,970
                                                                                                                     =============
    Capital shares outstanding ............................................................................                 77,576
                                                                                                                     =============
    Net asset value, offering and redemption price per share ..............................................          $       10.54
                                                                                                                     =============
CLASS Y
    Net Assets ............................................................................................          $  33,398,753
                                                                                                                     =============
    Capital shares outstanding ............................................................................              3,167,004
                                                                                                                     =============
    Net asset value, offering and redemption price per share ..............................................          $       10.55
                                                                                                                     =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
      Interest income ..............................................................                                  $   3,327,639

EXPENSES:

      Management fee (note 3) ......................................................          $     387,103
      Distribution and service fees (note 3) .......................................                159,678
      Trustees' fees and expenses (note 8) .........................................                 79,902
      Transfer and shareholder servicing agent fees ................................                 52,027
      Custodian fees ...............................................................                 31,859
      Legal fees (note 3) ..........................................................                 31,829
      Shareholders' reports and proxy statements ...................................                 27,797
      Fund accounting fees .........................................................                 27,209
      Auditing and tax fees ........................................................                  9,332
      Registration fees and dues ...................................................                  7,746
      Insurance ....................................................................                  5,381
      Chief compliance officer (note 3) ............................................                  2,291
      Miscellaneous ................................................................                 38,459
                                                                                              -------------
      Total expenses ...............................................................                860,613

      Management fee waived (note 3) ...............................................               (272,102)
      Expenses paid indirectly (note 6) ............................................                   (945)
                                                                                              -------------
      Net expenses .................................................................                                        587,566
                                                                                                                      -------------
      Net investment income ........................................................                                      2,740,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ........................                (49,920)
      Change in unrealized appreciation on investments .............................              3,168,269
                                                                                              -------------
      Net realized and unrealized gain (loss) on investments .......................                                      3,118,349
                                                                                                                      -------------
      Net change in net assets resulting from operations ...........................                                  $   5,858,422
                                                                                                                      =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                            DECEMBER 31, 2006          YEAR ENDED
                                                                                               (UNAUDITED)           JUNE 30, 2006
                                                                                            -----------------        --------------
OPERATIONS:
    Net investment income ..........................................................          $   2,740,073           $   5,463,632
    Net realized gain (loss) from securities transactions ..........................                (49,920)                (66,138)
    Change in unrealized appreciation on investments ...............................              3,168,269              (6,471,758)
                                                                                              -------------           -------------
       Change in net assets from operations ........................................              5,858,422              (1,074,264)
                                                                                              -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
    Class A Shares:
    Net investment income ..........................................................             (1,938,414)             (3,880,873)

    Class C Shares:
    Net investment income ..........................................................               (229,529)               (512,514)

    Class I Shares:
    Net investment income ..........................................................                (13,356)                (44,086)

    Class Y Shares:
    Net investment income ..........................................................               (641,380)             (1,170,418)
                                                                                              -------------           -------------
       Change in net assets from distributions .....................................             (2,822,679)             (5,607,891)
                                                                                              -------------           -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ......................................................              5,645,049              28,611,766
    Reinvested dividends and distributions .........................................              1,249,793               2,612,391
    Cost of shares redeemed ........................................................            (10,090,266)            (25,755,083)
                                                                                              -------------           -------------
    Change in net assets from capital share transactions ...........................             (3,195,424)              5,469,074
                                                                                              -------------           -------------
       Change in net assets ........................................................               (159,681)             (1,213,081)

NET ASSETS:
    Beginning of period ............................................................            152,823,572             154,036,653
                                                                                              -------------           -------------
    End of period* .................................................................          $ 152,663,891           $ 152,823,572
                                                                                              =============           =============

    * Includes distributions in excess of net investment income of: ................          $    (191,641)          $    (109,035)
                                                                                              =============           =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

      Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2006, the Fund incurred management fees of $387,103 of which $272,102 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.70% for Class C Shares, 1.02% for Class I Shares or 0.70% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2006, distribution fees on Class A Shares amounted to $78,532, of which the Distributor retained $2,004.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2006 amounted to $60,299. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2006, amounted to $20,099. The total of these payments with respect to Class C Shares amounted to $80,398, of which the Distributor retained $19,901.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2006, these payments were made at the average annual rate of 0.20% of such net assets amounting to $1,309 of which $748 related to the Plan and $561 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2006, total commissions on sales of Class A Shares amounted to $52,796, of which the Distributor received $4,531.

c)  OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2006, the Fund incurred $31,187 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2006, purchases of securities and
proceeds   from  the  sales  of  securities   aggregated   $0  and   $5,086,518,
respectively.

      At December 31, 2006, the aggregate tax cost for all securities was $147,337,163. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,127,004 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $187,426, for a net unrealized appreciation of $3,939,578.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2006, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2006, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2006                              YEAR ENDED
                                                                (UNAUDITED)                               JUNE 30, 2006
                                                     ----------------------------------          ----------------------------------
                                                        SHARES                AMOUNT                SHARES                AMOUNT
                                                     ------------          ------------          ------------          ------------
CLASS A SHARES:
  Proceeds from shares sold ................              182,185          $  1,917,236             1,156,856          $ 12,253,231
  Reinvested distributions .................              100,965             1,063,283               204,800             2,162,577
  Cost of shares redeemed ..................             (500,131)           (5,270,026)           (1,191,694)          (12,588,656)
                                                     ------------          ------------          ------------          ------------
    Net change .............................             (216,981)           (2,289,507)              169,962             1,827,152
                                                     ------------          ------------          ------------          ------------
CLASS C SHARES:
  Proceeds from shares sold ................               77,590               818,432               320,132             3,381,363
  Reinvested distributions .................                8,927                93,978                23,511               248,414
  Cost of shares redeemed ..................             (226,434)           (2,380,643)             (501,280)           (5,288,954)
                                                     ------------          ------------          ------------          ------------
    Net change .............................             (139,917)           (1,468,233)             (157,637)           (1,659,177)
                                                     ------------          ------------          ------------          ------------
CLASS I SHARES:
  Proceeds from shares sold ................               23,540               250,000                42,703               454,728
  Reinvested distributions .................                1,042                10,980                 2,462                25,917
  Cost of shares redeemed ..................              (20,601)             (217,437)              (73,331)             (768,550)
                                                     ------------          ------------          ------------          ------------
    Net change .............................                3,981                43,543               (28,166)             (287,905)
                                                     ------------          ------------          ------------          ------------
CLASS Y SHARES:
  Proceeds from shares sold ................              252,265             2,659,381             1,182,830            12,522,444
  Reinvested distributions .................                7,727                81,552                16,650               175,483
  Cost of shares redeemed ..................             (210,887)           (2,222,160)             (675,731)           (7,108,923)
                                                     ------------          ------------          ------------          ------------
    Net change .............................               49,105               518,773               523,749             5,589,004
                                                     ------------          ------------          ------------          ------------
Total transactions in Fund
  shares ...................................             (303,812)         $ (3,195,424)              507,908          $  5,469,074
                                                     ============          ============          ============          ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2006 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2006 was $53,688, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended December 31, 2006, such meeting-related expenses amounted to $26,214.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $131,004 and debited additional paid-in capital in the amount of $131,004 at June 30, 2006. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2006. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2006, the Fund had a capital loss carryover of $704,487 of which $592,992 expires on June 30, 2009 and $111,495 which expires on June 30, 2013. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. As of June 30, 2006 there were post-October capital loss deferrals of $105,298 which will be recognized in the following year.

      Tax character of distributions:

                                                 Year Ended June 30,
                                            ------------------------------
                                               2006                2005
                                            ----------          ----------
      Net tax-exempt income                 $5,431,934          $5,444,976
      Ordinary income                          175,957             133,067
                                            ----------          ----------
                                            $5,607,891          $5,578,043
                                            ==========          ==========

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                             $ (704,487)
      Unrealized appreciation                                      796,048
      Post-October capital loss deferrals                         (105,298)
                                                                ----------
                                                                $  (13,737)
                                                                ==========

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS A
                                             SIX MONTHS      -----------------------------------------------------------------
                                               ENDED                                YEAR ENDED JUNE 30,
                                              12/31/06       -----------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period .....   $   10.34       $   10.79     $   10.49     $   10.92     $   10.47     $   10.32
                                             ---------       ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income + ................        0.19            0.38          0.40          0.41          0.42          0.45
  Net gain (loss) on securities
    (both realized and unrealized) .......        0.22           (0.44)         0.31         (0.42)         0.47          0.16
                                             ---------       ---------     ---------     ---------     ---------     ---------
  Total from investment operations .......        0.41           (0.06)         0.71         (0.01)         0.89          0.61
                                             ---------       ---------     ---------     ---------     ---------     ---------
Less distributions (note 9):
  Dividends from net investment income ...       (0.20)          (0.39)        (0.41)        (0.42)        (0.44)        (0.46)
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ...........   $   10.55       $   10.34     $   10.79     $   10.49     $   10.92     $   10.47
                                             =========       =========     =========     =========     =========     =========
Total return (not reflecting sales charge)        3.95%*         (0.56)%        6.81%        (0.10)%        8.64%         6.07%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 102,990       $ 103,222     $ 105,910     $ 101,413     $ 106,887     $  86,378
  Ratio of expenses to average net assets         0.70%**         0.67%         0.58%         0.53%         0.51%         0.49%
  Ratio of net investment income to
    average net assets ...................        3.60%**         3.61%         3.68%         3.82%         3.96%         4.34%
turnover rate ............................        0.00%*          7.25%         2.20%         8.61%        11.74%         6.02%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         1.05%**         1.03%         0.96%         0.91%         0.88%         0.88%
  Ratio of net investment income to
    average net assets ...................        3.24%**         3.25%         3.31%         3.44%         3.59%         3.95%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.70%**         0.67%         0.57%         0.52%         0.48%         0.46%

                                                                                          CLASS C
                                             SIX MONTHS      -----------------------------------------------------------------
                                               ENDED                                YEAR ENDED JUNE 30,
                                              12/31/06       -----------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period .....   $   10.34       $   10.79     $   10.48     $   10.92     $   10.47     $   10.32
                                             ---------       ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income + ................        0.15            0.29          0.31          0.32          0.33          0.36
  Net gain (loss) on securities
    (both realized and unrealized) .......        0.20           (0.44)         0.31         (0.43)         0.47          0.16
                                             ---------       ---------     ---------     ---------     ---------     ---------
  Total from investment operations .......        0.35           (0.15)         0.62         (0.11)         0.80          0.52
                                             ---------       ---------     ---------     ---------     ---------     ---------
Less distributions (note 9):
  Dividends from net investment income ...       (0.15)          (0.30)        (0.31)        (0.33)        (0.35)        (0.37)
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ...........   $   10.54       $   10.34     $   10.79     $   10.48     $   10.92     $   10.47
                                             =========       =========     =========     =========     =========     =========
Total return (not reflecting sales charge)        3.41%*         (1.40)%        6.01%        (1.04)%        7.72%         5.16%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $  15,458       $  16,602     $  19,031     $  17,901     $  22,506     $  15,606
  Ratio of expenses to average net assets         1.55%**         1.52%         1.43%         1.38%         1.35%         1.34%
  Ratio of net investment income to
    average net assets ...................        2.75%**         2.76%         2.83%         2.98%         3.10%         3.46%
turnover rate ............................        0.00%*          7.25%         2.20%         8.61%        11.74%         6.02%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         1.91%**         1.88%         1.81%         1.76%         1.72%         1.72%
  Ratio of net investment income to
    average net assets ...................        2.40%**         2.40%         2.45%         2.60%         2.73%         3.07%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         1.55%**         1.52%         1.42%         1.37%         1.33%         1.31%

----------------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized
**    Annualized

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS I
                                             SIX MONTHS      -----------------------------------------------------------------
                                               ENDED                                YEAR ENDED JUNE 30,
                                              12/31/06       -----------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period .....   $  10.34       $  10.79     $  10.48     $  10.91     $  10.47     $  10.32
                                             --------       --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income+ .................       0.19           0.37         0.39         0.41         0.42         0.44
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.20          (0.44)        0.32        (0.42)        0.46         0.17
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.39          (0.07)        0.71        (0.01)        0.88         0.61
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
    Dividends from net investment income .      (0.19)         (0.38)       (0.40)       (0.42)       (0.44)       (0.46)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.54       $  10.34     $  10.79     $  10.48     $  10.91     $  10.47
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       3.78%*        (0.67)%       6.89%       (0.12)%       8.52%        6.05%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $    818       $    761     $  1,098     $    790     $    449     $    386
  Ratio of expenses to average net assets        0.84%**        0.79%        0.58%        0.53%        0.52%        0.50%
  Ratio of net investment income to
    average net assets ...................       3.46%**        3.48%        3.68%        3.82%        3.95%        4.32%
  Portfolio turnover rate ................       0.00%*         7.25%        2.20%        8.61%       11.74%        6.02%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        1.19%**        1.15%        0.96%        0.91%        0.89%        0.89%
  Ratio of net investment income to
    average net assets ...................       3.11%**        3.12%        3.30%        3.44%        3.58%        3.93%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.83%**        0.79%        0.57%        0.52%        0.49%        0.48%

                                                                                          CLASS Y
                                             SIX MONTHS      -----------------------------------------------------------------
                                               ENDED                                YEAR ENDED JUNE 30,
                                              12/31/06       -----------------------------------------------------------------
                                            (UNAUDITED)        2006          2005          2004          2003          2002
                                             ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period .....   $  10.34       $  10.79     $  10.49     $  10.92     $  10.47     $  10.32
                                             --------       --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income+ .................       0.20           0.40         0.41         0.43         0.45         0.46
  Net gain (loss) on securities (both
    realized and unrealized) .............       0.21          (0.44)        0.31        (0.43)        0.45         0.17
                                             --------       --------     --------     --------     --------     --------
  Total from investment operations .......       0.41          (0.04)        0.72           --         0.90         0.63
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 9):
    Dividends from net investment income .      (0.20)         (0.41)       (0.42)       (0.43)       (0.45)       (0.48)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.55       $  10.34     $  10.79     $  10.49     $  10.92     $  10.47
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       4.02%*        (0.40)%       6.98%        0.03%        8.80%        6.22%
Ratios/supplemental data
  Net assets, end of period (in thousands)   $ 33,399       $ 32,239     $ 27,998     $ 22,113     $ 18,193     $ 11,726
  Ratio of expenses to average net assets        0.55%**        0.52%        0.43%        0.38%        0.34%
  Ratio of net investment income to
    average net assets ...................       3.74%**        3.76%        3.83%        3.97%        4.10%        4.47%
  Portfolio turnover rate ................       0.00%*         7.25%        2.20%        8.61%       11.74%        6.02%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets        0.90%**        0.88%        0.81%        0.76%        0.73%        0.73%
  Ratio of net investment income to
    average net assets ...................       3.39%**        3.39%        3.45%        3.59%        3.73%        4.08%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.55%**        0.52%        0.42%        0.37%        0.33%        0.31%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized
**    Annualized

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                    ACTUAL
                 TOTAL RETURN       BEGINNING          ENDING         EXPENSES
                   WITHOUT           ACCOUNT           ACCOUNT      PAID DURING
               SALES CHARGES(1)       VALUE             VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               3.95%         $1,000.00         $1,039.50    $    3.60
--------------------------------------------------------------------------------
Class C               3.41%         $1,000.00         $1,034.10    $    7.95
--------------------------------------------------------------------------------
Class I               3.78%         $1,000.00         $1,037.80    $    4.26
--------------------------------------------------------------------------------
Class Y               4.02%         $1,000.00         $1,040.20    $    2.83
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.70%, 1.55%, 0.83% AND 0.55% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

               HYPOTHETICAL
                ANNUALIZED        BEGINNING          ENDING           EXPENSES
                   TOTAL           ACCOUNT           ACCOUNT        PAID DURING
                  RETURN            VALUE             VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%          $1,000.00         $1,021.68        $    3.57
--------------------------------------------------------------------------------
Class C            5.00%          $1,000.00         $1,017.39        $    7.88
--------------------------------------------------------------------------------
Class I            5.00%          $1,000.00         $1,021.02        $    4.23
--------------------------------------------------------------------------------
Class Y            5.00%          $1,000.00         $1,022.43        $    2.80
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.70%, 1.55%, 0.83% AND 0.55% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on September 8, 2006. The holders of shares representing 70% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                    DOLLAR AMOUNT OF VOTES:
                                    -----------------------
      TRUSTEE                       FOR                         WITHHELD
      -------                       ---                         --------
      David A. Duffy                $95,767,236               $   787,270
      Diana P. Herrmann             $95,855,216               $   699,291
      Timothy J. Leach              $95,722,864               $   831,642
      Willliam J. Nightingale       $95,722,864               $   831,642
      James R. Ramsey               $95,722,864               $   831,642
      J. William Weeks              $95,767,236               $   787,270
      Laureen L. White              $95,914,759               $   639,748

2. To act on the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                                    DOLLAR AMOUNT OF VOTES:
                                    -----------------------
                                    FOR            AGAINST      ABSTAIN
                                    ---            -------      -------
                                    $96,290,548    $91,183     $463,255
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until December 31, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in December, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Salvatore C. DiSanto and Jeffrey K. Hanna as co-portfolio managers for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Messrs. DiSanto and Hanna, based in Providence, have provided local information regarding specific holdings in the Fund's portfolio. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions. In addition, one or both of them have been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Rhode Island state-specific municipal bond funds, the portfolio of the Fund was of higher quality, was the only fund in the state with 100% of its portfolio instruments insured or pre-refunded, and contained no securities subject to the alternative minimum tax.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the three competitive Rhode Island funds, the Fund outperformed two of its three peers for one-, five- and ten-year periods, with lower rates of return compared to the third peer explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for insured single-state funds and all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund. The Board noted that both the Manager and Sub-Adviser were currently waiving a portion of their respective fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed the following percentages of the Fund's average net assets for that period: 0.85 of 1% for Class A Shares, 1.70 of 1% for Class C Shares, 1.02 of 1% for Class I Shares and 0.70 of 1% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board further concluded that the profitability to the Manager, Sub-Adviser and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that both the Manager and Sub-Adviser were currently waiving a substantial portion of their respective fees. Evaluation of these factors indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  CITIZENS INVESTMENT ADVISORS,
  A DEPARTMENT OF CITIZENS BANK
  OF RHODE ISLAND
  One Citizens Plaza
  Providence, Rhode Island 02903

BOARD OF TRUSTEES
  William J. Nightingale, Chair
  David A. Duffy
  Diana P. Herrmann
  Timothy J. Leach
  James R. Ramsey
  J. William Weeks
  Laureen L. White

OFFICERS
  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio  43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2007



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.